Deposits and Advances to Contractors	12 Months Ended
Dec. 31, 2018
Deposits and Advances to Contractors
Deposits and Advances to Contractors

14.   Deposits and Advances to Contractors

As at December 31, 2018, the Company has provided advances of $42,938 (2017 – nil) to contractors related to the construction of the Lindero Project and $141 (2017 – nil) on other capital projects at the Caylloma Mine.